SALUDA GRADE ALTERNATIVE MORTGAGE TRUST 2022-SEQ2 ABS 15-G

Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Saluda Grade Opportunities Fund LLC Saluda Grade Mortgage Funding LLC 270 Madison Avenue, Suite 702 New York, New York 10016	14 March 2022

Re:

Saluda Grade Alternative Mortgage Trust 2022-SEQ2 (the “Issuer”)

Mortgage-Backed Notes, Series 2022-SEQ2 (the “Notes”)

Sample Mortgage Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged by Saluda Grade Opportunities Fund LLC (the “Sponsor”), Saluda Grade Mortgage Funding LLC (the “Depositor”), and Raymond James & Associates, Inc. (“Raymond James,” together with the Sponsor and Depositor, the “Specified Parties”), for the intended prupose of assisting the Specified Parties in evaluating the accuracy of certain information relating to a pool of residential mortgage loans (the “Mortgage Loans”) relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose.  The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes.  The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report.  No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.	Labeled “GRADE 2022-SEQ2 - Preliminary Loan List_20210104.xlsx” and the corresponding record layout and decode information, as applicable (the “Loan Listing Data File”), that the Sponsor, on behalf of the Depositor, indicated contains a list of identification numbers (each, a “Loan Number”) corresponding to certain mortgage loans (the “Loan Listing Mortgage Loans”) and
ii.	Labeled “GRADE 2022-SEQ2 ASF Tape_20220116_Ext.xlsx” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information as of 1 February 2022 (the “Preliminary Cut-off Date”), relating to certain mortgage loans (the “Preliminary Mortgage Loans”), that are expected to be representative of the Mortgage Loans,

b.	Imaged copies of the:
i.	Promissory note and note rider (collectively and as applicable, the “Note”),
ii.	Home equity line of credit agreement and disclosure statement (collectively and as applicable, the “HELOC Agreement”),
iii.	Closing instructions (the “Closing Instructions”),
iv.	Loan application (the “Loan Application”),
v.	Credit report (the “Credit Report”),
vi.	Appraisal report, automated valuation model or collateral desktop analysis (collectively and as applicable, the “Appraisal”) and
vii.	Settlement statement or closing disclosure (collectively and as applicable, the “Settlement Statement,” together with the Note, HELOC Agreement, Closing Instructions, Loan Application, Credit Report and Appraisal, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to the Sample Mortgage Loans (as defined in Attachment A),

c.	The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
d.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures described in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A.  The Depositor is responsible for the Loan Listing Data File, Preliminary Data File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein.  We were not requested to perform and we have not performed any procedures other than those listed in Attachment A.  We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents or any other information provided to us, by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Loan Listing Mortgage Loans, Preliminary Mortgage Loans or Mortgage Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

14 March 2022

Attachment A

Procedures performed and our associated findings

1.	As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 600 Loan Listing Mortgage Loans from the Loan Listing Data File (the “Sample Mortgage Loans”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Mortgage Loans or the methodology they instructed us to use to select the Sample Mortgage Loans from the Loan Listing Data File.

For the purpose of the procedures described in this report, the 600 Sample Initial Mortgage Loans are referred to as Sample Numbers 1 through 600.

2.	For each mortgage loan on the Loan Listing Data File and Preliminary Data File, we compared the Loan Number, as shown on the Loan Listing Data File, to the corresponding Loan Number, as shown on the Preliminary Data File, and noted that:
a.	All of the Preliminary Mortgage Loans that were included on the Preliminary Data File were included on the Loan Listing Data File,
b.	263 of the Loan Listing Mortgage Loans that were included on the Loan Listing Data File were not included on the Preliminary Data File (the “Removed Loan Listing Mortgage Loans”) and
c.	None of the Removed Loan Listing Mortgage Loans were Sample Mortgage Loans.

3.	For each Sample Mortgage Loan, we compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located in, or to the corresponding information we recalculated using information located in, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

Exhibit 1 to Attachment A Page 1 of 5

Sample Characteristics and Source Documents

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)

Loan Number	Loan ID	Note or HELOC Agreement	i., ii.

Original principal balance	Original Loan Amount	Note or HELOC Agreement	ii.

Original interest rate	Original Interest Rate	Note, HELOC Agreement or Closing Instructions	ii., iii.

First payment date	First Payment Date of Loan	Note, HELOC Agreement or Closing Instructions	ii., iii.

Property state	State	Note or HELOC Agreement	ii.

Property zip code	Postal Code	Note or HELOC Agreement	ii., iv.

Original term	Original Term to Maturity	(a) Note or HELOC Agreement, (b) Note and recalculation, (c) HELOC Agreement and recalculation or (d) Closing Instructions and recalculation	ii., v.

Original interest only term	Original Interest Only Term	Note or HELOC Agreement	ii., vi.

Index description	Index Type	Note or HELOC Agreement	ii.

Gross margin	Gross Margin	Note or HELOC Agreement	ii.

Rate reset frequency	Rate Reset Frequency	Note or HELOC Agreement	ii.

Maximum interest rate	Lifetime Maximum Rate (Ceiling)	Note or HELOC Agreement	ii.

Minimum interest rate	Lifetime Minimum Rate (Floor)	Note or HELOC Agreement	ii.

Occupancy status	Occupancy	Application

Property type	Property Type	Appraisal	vii., viii.

Appraisal value	Original Appraised Property Value	Appraisal	vii.

Appraisal date	Original Property Valuation Date	Appraisal	vii.

Exhibit 1 to Attachment A Page 2 of 5

Sample Characteristic	Preliminary Data File Field Name	Source Document(s)	Note(s)
Loan purpose	Loan Purpose	(a) Loan Application or Settlement Statement, (b) Settlement Statement, Note and recalculation or (c) Loan Application	ix.

Original FICO	Most Recent Primary Borrower FICO	Credit Report	x.

HELOC draw period	HELOC Draw Period	HELOC Agreement	xi.

Original combined loan-to-value ratio	Original CLTV	Recalculation	xii.

Notes:

i.	For identification purposes only.

ii.	For the purpose of comparing the indicated Sample Characteristics for any Sample Mortgage Loan with a loan type value of “Closed-End,” as shown on the Preliminary Data File (each, a “CE Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Note as the Source Document (and in accordance with any other applicable note(s)).

For the purpose of comparing the indicated Sample Characteristics for any Sample Mortgage Loan that is not a CE Sample Mortgage Loan (each, a “HELOC Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the HELOC Agreement as the Source Document (and in accordance with any other applicable note(s)).

iii.	For the purpose of comparing the indicated Sample Characteristics for any HELOC Sample Mortgage Loan that does not have original interest rate or first payment date specifically stated in the HELOC Agreement, the Sponsor, on behalf of the Depositor, instructed us to use the Closing Instructions as the Source Document (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A Page 3 of 5

Notes: (continued)

iv.	For the purpose of comparing the property zip code Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to compare only the five left-most digits of the postal code, as shown on the Preliminary Data File, to the corresponding information in the Note or HELOC Agreement (and in accordance with any other applicable note(s)).

v.	For the purpose of comparing the original term Sample Characteristic for each Sample Mortgage Loan that does not have the original term specifically stated in the Note or HELOC Agreement (and in accordance with any other applicable note(s)), the Sponsor, on behalf of the Depositor, instructed us to recalculate the original term as the difference in months between the maturity date and first payment date, both as shown in the Note, HELOC Agreement or Closing Instructions (and in accordance with any other applicable note(s)).

vi.	For the purpose of comparing the original interest only term Sample Characteristic for each HELOC Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the HELOC draw period, as shown in the HELOC Agreement (and in accordance with any other applicable note(s)) agreed with the corresponding information on the Preliminary Data File.

vii.	For the purpose of comparing the indicated Sample Characteristics for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, provided one or more of the indicated Source Documents. The Sponsor, on behalf of the Depositor, instructed us to note agreement if the information on the Preliminary Data File agreed to the corresponding information in at least one such Source Document (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any differences that may exist between various Source Documents for the indicated Sample Characteristics.

viii.	With respect to certain Sample Mortgage Loans, the corresponding Appraisal contains conflicting information relating to the property type. For such Sample Mortgage Loans, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the property type information on the Preliminary Data File for the Sample Mortgage Loan agreed with any of the corresponding information in the Appraisal (and in accordance with any other applicable note(s)). We performed no procedures to reconcile any conflicting information in the Appraisal for the property type Sample Characteristic.

Exhibit 1 to Attachment A Page 4 of 5

Notes: (continued)

ix.	For the purpose of comparing the loan purpose Sample Characteristic for each Sample Mortgage Loan that has “purchase” specifically stated in the Loan Application or has sale price greater than 0, as shown in the Settlement Statement (each, a “Purchase Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to use the Loan Application or Settlement Statement as the Source Document(s).

For each remaining Sample Mortgage Loan that is a CE Sample Mortgage Loan (each, a “Refinanced CE Sample Mortgage Loan”), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance,” if the cash to borrower (the “Amount to Borrower”), as shown in the Settlement Statement, or is less than or equal to the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown in the Note, or
(b)	“Cash-Out Refinance,” if the Amount to Borrower is greater than the greater of (i) $2,000 and (ii) 2% of the original principal balance, as shown in the Note.

For each remaining Sample Mortgage Loan (each, a “Refinanced HELOC Sample Mortgage Loan,” together with the Refinanced CE Sample Mortgage Loans, the “Refinanced Sample Mortgage Loans”), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a loan purpose of:

(a)	“Rate/Term Refinance,” if the Amount to Borrower, as shown in the Loan Application, is greater than 0, or
(b)	“Cash-Out Refinance,” if the Amount to Borrower, as shown in the Loan Application, is less than or equal to 0.

x.	For the purpose of comparing the original FICO Sample Characteristic for each Sample Mortgage Loan for which the Credit Report had two credit scores for the primary borrower, the Sponsor, on behalf of the Depositor, instructed us to use the lowest of the available credit scores, as shown on the Credit Report.

For the purpose of comparing the original FICO Sample Characteristic for each Sample Mortgage Loan for which the Credit Report had three credit scores for the primary borrower, the Sponsor, on behalf of the Depositor, instructed us to use the median of the available credit scores, as shown on the Credit Report.

Exhibit 1 to Attachment A Page 5 of 5

Notes: (continued)

xi.	For the purpose of comparing the HELOC draw period Sample Characteristic for each HELOC Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to use the draw period, as shown on the HELOC Agreement.

For the purpose of comparing the HELOC draw period Sample Characteristic for each CE Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to note agreement to the value of “0,” as shown on the Preliminary Data File.

xii.	For the purpose of comparing the original combined loan-to-value ratio Sample Characteristic for each Sample Mortgage Loan, the Sponsor, on behalf of the Depositor, instructed us to recalculate the original combined loan-to-value ratio by:

(a)                Dividing:

(1)	The sum of the:
(i)	Senior loan amount(s), as shown on the Preliminary Data File, and
(ii)	Original principal balance, as shown in the Note or HELOC Agreement (and in accordance with any other applicable note(s)), by
(2)	Either:
(i)	In the case of a Purchase Sample Mortgage Loan, the lesser of (A) the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)), and (B) sale price, as shown on the Preliminary Data File, or
(ii)	In the case of a Refinanced Sample Mortgage Loan, the appraisal value, as shown in the Appraisal (and in accordance with any other applicable note(s)),
(b)	Multiplying the value calculated in (a) above by 100 and
(c)	Rounding the value calculated in (b) above to the third decimal place (xx.xxx).

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 1 of 11

Sample Characteristic Differences

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

8	Appraisal date	[Redacted]	[Redacted]

33	Appraisal date	[Redacted]	[Redacted]

35	Property type	PUD	Single Family Detached (non-PUD)
	Appraisal value	[Redacted]	[Redacted]

36	Appraisal date	[Redacted]	[Redacted]

38	Appraisal date	[Redacted]	[Redacted]

40	Appraisal value	[Redacted]	[Redacted]

49	Appraisal date	[Redacted]	[Redacted]

51	Property type	dPUD	Single Family Detached (non-PUD)

55	Appraisal date	[Redacted]	[Redacted]

56	Property type	dPUD	PUD

57	Property type	1 Family Attached	PUD

58	Appraisal value	[Redacted]	[Redacted]

69	Appraisal date	[Redacted]	[Redacted]

72	Property type	Single Family Detached (non-PUD)	PUD

73	Appraisal date	[Redacted]	[Redacted]

84	Appraisal value	[Redacted]	[Redacted]

86	Appraisal date	[Redacted]	[Redacted]

Exhibit 2 to Attachment A Page 2 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

88	Property type	Condo, Low Rise (4 or fewer stories)	Condo, High Rise (5+ stories)
	Appraisal value	[Redacted]	[Redacted]
	Loan purpose	Cash-Out Refinance	First Time Home Purchase

91	Property type	3 Family	Condo, Low Rise (4 or fewer stories)

100	Appraisal value	[Redacted]	[Redacted]

107	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

108	Property type	PUD	Single Family Detached (non-PUD)
	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

110	Appraisal date	[Redacted]	[Redacted]

111	Loan purpose	Cash-Out Refinance	First Time Home Purchase

131	Appraisal date	[Redacted]	[Redacted]

135	Appraisal value	[Redacted]	[Redacted]

138	Appraisal value	[Redacted]	[Redacted]

142	Appraisal value	[Redacted]	[Redacted]

148	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

149	Appraisal date	[Redacted]	[Redacted]

Exhibit 2 to Attachment A Page 3 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

155	Property type	dPUD	PUD
	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

157	Property type	Single Family Detached (non-PUD)	PUD

160	Gross margin	[Redacted]	[Redacted]

165	Gross margin	[Redacted]	[Redacted]

166	Gross margin	[Redacted]	[Redacted]
	Property type	Condo, Low Rise (4 or fewer stories)	Townhouse

168	Property type	dPUD	PUD

171	Gross margin	[Redacted]	[Redacted]

173	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

177	Appraisal value	[Redacted]	[Redacted]
	Loan purpose	Cash-Out Refinance	Other-than-first-time Home Purchase

180	Property type	dPUD	Single Family Detached (non-PUD)

183	Appraisal date	[Redacted]	[Redacted]

188	Property type	PUD	Single Family Detached (non-PUD)
	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

194	Appraisal value	[Redacted]	[Redacted]

Exhibit 2 to Attachment A Page 4 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

199	Property type	Single Family Detached (non-PUD)	Townhouse

200	Property type	dPUD	PUD
	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

205	Appraisal date	[Redacted]	[Redacted]

206	Property type	dPUD	PUD
	Appraisal date	[Redacted]	[Redacted]

208	Property type	PUD	Townhouse

212	Property type	Single Family Detached (non-PUD)	PUD

224	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

231	Property type	Single Family Detached (non-PUD)	PUD

232	Appraisal date	[Redacted]	[Redacted]

233	Appraisal date	[Redacted]	[Redacted]

235	Loan purpose	Cash-Out Refinance	First Time Home Purchase

237	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

241	Appraisal date	[Redacted]	[Redacted]

244	Appraisal date	[Redacted]	[Redacted]

248	Appraisal date	[Redacted]	[Redacted]

251	Property type	PUD	Townhouse

Exhibit 2 to Attachment A Page 5 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

256	Appraisal date	[Redacted]	[Redacted]

257	Appraisal date	[Redacted]	[Redacted]

258	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

260	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

266	Appraisal value	[Redacted]	[Redacted]

270	Property type	Single Family Detached (non-PUD)	PUD

271	Property type	Single Family Detached (non-PUD)	PUD

281	Gross margin	[Redacted]	[Redacted]

282	First payment date	[Redacted]	[Redacted]

286	Property type	Single Family Detached (non-PUD)	PUD

290	Property type	PUD	Condo, Low Rise (4 or fewer stories)

292	Property type	Single Family Detached (non-PUD)	PUD

297	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]
	Loan purpose	Rate/Term Refinance	Cash-Out Refinance

300	Property type	Single Family Detached (non-PUD)	PUD

303	Appraisal date	[Redacted]	[Redacted]

Exhibit 2 to Attachment A Page 6 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

307	Appraisal value	[Redacted]	[Redacted]

308	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

311	Appraisal date	[Redacted]	[Redacted]

314	Property type	Single Family Detached (non-PUD)	PUD

320	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

323	Original interest rate	[Redacted]	[Redacted]
	First payment date	[Redacted]	[Redacted]

329	Property type	Single Family Detached (non-PUD)	PUD

343	Property type	PUD	Single Family Detached (non-PUD)
	Appraisal date	[Redacted]	[Redacted]

349	Appraisal value	[Redacted]	[Redacted]

360	Original interest rate	[Redacted]	[Redacted]

363	Original interest rate	[Redacted]	[Redacted]

367	Appraisal date	[Redacted]	[Redacted]

369	Appraisal date	[Redacted]	[Redacted]

372	Property type	Single Family Detached (non-PUD)	PUD

Exhibit 2 to Attachment A Page 7 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

373	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)

374	Property type	Single Family Detached (non-PUD)	PUD
	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

376	Original FICO	[Redacted]	[Redacted]

381	Property type	Single Family Detached (non-PUD)	PUD

394	Property type	Single Family Detached (non-PUD)	PUD

396	Loan purpose	Rate/Term Refinance	Cash-Out Refinance

398	Property type	1 Family Attached	Townhouse

399	Property type	Single Family Detached (non-PUD)	PUD

401	Appraisal date	[Redacted]	[Redacted]

407	Property type	Single Family Detached (non-PUD)	PUD

414	Property type	PUD	Condo, Low Rise (4 or fewer stories)

415	Appraisal date	[Redacted]	[Redacted]

417	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)
	Appraisal date	[Redacted]	[Redacted]

419	Property type	Single Family Detached (non-PUD)	PUD

Exhibit 2 to Attachment A Page 8 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

428	Appraisal date	[Redacted]	[Redacted]

431	Appraisal date	[Redacted]	[Redacted]

434	Appraisal value	[Redacted]	[Redacted]

435	Property type	Single Family Detached (non-PUD)	PUD

438	Property type	Single Family Detached (non-PUD)	PUD

441	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

448	Property type	1 Family Attached	PUD

451	Loan purpose	Rate/Term Refinance	Cash-Out Refinance

452	Appraisal date	[Redacted]	[Redacted]

454	Property type	Single Family Detached (non-PUD)	PUD

455	Appraisal date	[Redacted]	[Redacted]

460	Property type	Single Family Detached (non-PUD)	PUD

461	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)

473	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Rate/Term Refinance	Cash-Out Refinance

475	Property type	Single Family Detached (non-PUD)	PUD
	Loan purpose	Rate/Term Refinance	Cash-Out Refinance

Exhibit 2 to Attachment A Page 9 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

476	Property type	Single Family Detached (non-PUD)	PUD

478	Appraisal value	[Redacted]	[Redacted]

480	Appraisal date	[Redacted]	[Redacted]

486	Property type	Single Family Detached (non-PUD)	PUD

490	Property type	Single Family Detached (non-PUD)	PUD

495	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)

496	Property type	1 Family Attached	Single Family Detached (non-PUD)

497	Original interest rate	[Redacted]	[Redacted]

502	Property type	Single Family Detached (non-PUD)	PUD

505	Appraisal date	[Redacted]	[Redacted]

506	Appraisal date	[Redacted]	[Redacted]

507	Property type	Single Family Detached (non-PUD)	PUD

508	Property type	Single Family Detached (non-PUD)	Townhouse
	Appraisal date	[Redacted]	[Redacted]

513	Appraisal date	[Redacted]	[Redacted]

520	Property type	Single Family Detached (non-PUD)	PUD

Exhibit 2 to Attachment A Page 10 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

521	Property type	PUD	Single Family Detached (non-PUD)

529	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

531	Property type	Condo, Low Rise (4 or fewer stories)	PUD

534	Appraisal value	[Redacted]	[Redacted]

537	Original FICO	[Redacted]	[Redacted]

543	Loan purpose	Cash-Out Refinance	Other-than-first-time Home Purchase

546	Property type	Single Family Detached (non-PUD)	PUD

547	Appraisal value	[Redacted]	[Redacted]

549	Appraisal date	[Redacted]	[Redacted]

550	Appraisal value	[Redacted]	[Redacted]
	Appraisal date	[Redacted]	[Redacted]

551	Property type	Single Family Detached (non-PUD)	PUD

552	Loan purpose	Cash-Out Refinance	Other-than-first-time Home Purchase

554	Appraisal date	[Redacted]	[Redacted]

556	Original interest rate	[Redacted]	[Redacted]

560	Original interest rate	[Redacted]	[Redacted]

565	Original interest rate	[Redacted]	[Redacted]

Exhibit 2 to Attachment A Page 11 of 11

Sample Number	Sample Characteristic	Preliminary Data File Value	Source Document Value

566	Original interest rate	[Redacted]	[Redacted]

570	Gross margin	[Redacted]	[Redacted]

571	Gross margin	[Redacted]	[Redacted]

584	Original interest rate	[Redacted]	[Redacted]

585	Gross margin	[Redacted]	[Redacted]

586	Property type	PUD	Townhouse

587	Property type	Single Family Detached (non-PUD)	Condo, Low Rise (4 or fewer stories)

588	Loan purpose	Rate/Term Refinance	Cash-Out Refinance

590	Appraisal value	[Redacted]	[Redacted]

593	Original interest rate	[Redacted]	[Redacted]

596	Property type	1 Family Attached	PUD

597	Appraisal value	[Redacted]	[Redacted]

599	Property type	PUD	Single Family Detached (non-PUD)